Property and equipment	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Property and equipment [Text Block]
5.	Property and equipment

			Office
	Lab	Computer	equipment and
	equipment	equipment	leaseholds	Total
	$	$	$	$

Cost
Balance, December 31, 2016	1,544	245	2,260	4,049
Additions	356	41	74	471
Balance, December 31, 2017	1,900	286	2,334	4,520
Additions	23	43	15	81
Disposals	(3)	-	-	(3)
Balance, December 31, 2018	1,920	329	2,349	4,598

Accumulated depreciation
Balance, December 31, 2016	333	97	359	789
Depreciation	278	61	510	849
Balance, December 31, 2017	611	158	869	1,638
Depreciation	260	52	496	808
Disposals	(3)	-	-	(3)
Balance December 31, 2018	868	210	1,365	2,443

Net carrying amounts
December 31, 2017	1,289	128	1,465	2,882
December 31, 2018	1,052	119	984	2,155